Subsidiaries (Details)							12 Months Ended
	Nov. 29, 2019	Apr. 17, 2019	Dec. 14, 2018	Aug. 31, 2018	Jul. 05, 2018	Mar. 09, 2018	Dec. 31, 2019	Dec. 31, 2018
Northbridge Financial Corporation (Northbridge)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Odyssey Group
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Hudson Insurance Company (Hudson Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Newline Holdings UK Limited (Newline)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Crum & Forster Holdings Corp. (Crum & Forster)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Zenith National Insurance Corp. (Zenith National)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Brit Limited (Brit)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			88.90%		88.00%		89.30%	88.90%
Allied World Assurance Company Holdings, Ltd (Allied World)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	67.80%						70.10%
Limited Liability Company FFH Ukraine Holdings (Fairfax Ukraine)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							70.00%
Polskie Towarzystwo Reasekuracji Spólka Akcyjna (Polish Re)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Colonnade Insurance S.A. (Colonnade Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
ARX Insurance Company (ARX Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Private Joint Stock Company Insurance Company Universalna (Universalna)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Fairfax Brasil Seguros Corporativos S.A. (Fairfax Brasil)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
La Meridional Compañía Argentina de Seguros S.A. (La Meridional Argentina)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
SBS Seguros Colombia S.A. (SouthBridge Colombia)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
SBI Seguros Uruguay S.A. (SouthBridge Uruguay)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Southbridge Compañía de Seguros Generales S.A. (SouthBridge Chile)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Bryte Insurance Company Ltd (Bryte Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
CRC Reinsurance Limited (CRC Re)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Wentworth Insurance Company Ltd. (Wentworth)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Falcon Insurance Company (Hong Kong) Limited (Falcon)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
The Pacific Insurance Berhad (Pacific Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							85.00%
PT Asuransi Multi Artha Guna Tbk (AMAG Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							80.00%
Fairfirst Insurance Limited (Fairfirst Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							78.00%
TIG Insurance Company (TIG Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
RiverStone Insurance (UK) Limited (RiverStone (UK))
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
RiverStone Managing Agency Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Advent Capital (Holdings) Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
TIG Insurance (Barbados) Company
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Hamblin Watsa Investment Counsel Ltd. (Hamblin Watsa)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Recipe Unlimited Corporation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							47.90%
Proportion of voting rights held in associate							61.60%
Keg Restaurants Ltd. (The Keg)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							47.90%
Groupe St-Hubert Inc. (St-Hubert)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							47.90%
Original Joe's Franchise Group Inc. (Original Joe's)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							42.70%
Pickle Barrel Holdings Limited (Pickle Barrel)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							47.90%
Praktiker Hellas Commercial Societe Anonyme (Praktiker)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Toys R Us (Canada) Ltd. (Toys R Us Canada)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Sporting Life Group Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							65.10%
Sporting Life Inc. (Sporting Life)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				65.10%			65.10%
Golf Town Limited (Golf Town)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				65.10%			65.10%
Kitchen Stuff Plus, Inc. (Kitchen Stuff Plus)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							55.00%
William Ashley China Corporation (William Ashley)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Fairfax India
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						33.60%	33.80%	30.20%
Proportion of voting rights held in associate							93.80%
National Collateral Management Services Limited (NCML)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							30.30%
Fairchem Speciality Limited (Fairchem)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							16.50%
Saurashtra Freight Private Limited (Saurashtra Freight)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							17.20%
Thomas Cook India
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							66.90%
Sterling Holiday Resorts Limited (Sterling Resorts)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							66.90%
Fairfax Africa Holdings Corporation (Fairfax Africa), which owns:
Disclosure of subsidiaries [line items]
Proportion of voting rights held in associate							98.50%
Consolidated Infrastructure Group (CIG)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							30.60%
AGT Food and Ingredients Inc. (AGT)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		59.60%					59.60%
Dexterra Integrated Facilities Management (Dexterra)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Boat Rocker Media Inc. (Boat Rocker)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							59.10%
Mosaic Capital Corporation (Mosaic Capital)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							0.00%
Proportion of voting rights held in associate							62.00%
Pethealth Inc. (Pethealth)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Rouge Media Group Inc. (Rouge Media)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							65.00%
Recipe Unlimited Corporation | Keg Restaurants Ltd. (The Keg)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Recipe Unlimited Corporation | Groupe St-Hubert Inc. (St-Hubert)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Recipe Unlimited Corporation | Original Joe's Franchise Group Inc. (Original Joe's)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							89.20%
Recipe Unlimited Corporation | Pickle Barrel Holdings Limited (Pickle Barrel)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Sporting Life Group Limited | Sporting Life Inc. (Sporting Life)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				100.00%			100.00%
Sporting Life Group Limited | Golf Town Limited (Golf Town)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				100.00%			100.00%
Fairfax India | National Collateral Management Services Limited (NCML)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							89.50%
Fairfax India | Fairchem Speciality Limited (Fairchem)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							48.80%
Fairfax India | Saurashtra Freight Private Limited (Saurashtra Freight)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							51.00%
Thomas Cook India | Sterling Holiday Resorts Limited (Sterling Resorts)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							100.00%
Fairfax Africa Holdings Corporation (Fairfax Africa), which owns: | Fairfax Africa Holdings Corporation (Fairfax Africa), which owns:
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							62.00%
Fairfax Africa Holdings Corporation (Fairfax Africa), which owns: | Consolidated Infrastructure Group (CIG)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							49.30%